Debt	12 Months Ended
Dec. 31, 2014
Debt
Debt

NOTE 11 — Debt

Long-term debt was comprised of the following:

	As of
($ in thousands)	December 31, 2014	December 31, 2013

Revolving credit facility due in 2017	$75,000	$75,000
Weighted average interest rate	1.5%	1.9%
Amount available	$122,535	$122,400
Total credit facility	$200,000	$200,000
Standby letters of credit	$2,465	$2,600
Commitment fee percentage per annum	0.25	0.30

The revolving credit facility requires, among other things, that CTS comply with a maximum total leverage ratio and a minimum fixed charge coverage ratio. Failure of CTS to comply with these covenants could reduce the borrowing availability under the revolving credit facility. CTS was in compliance with all debt covenants at December 31, 2014. The revolving credit facility requires CTS to deliver quarterly financial statements, annual financial statements, auditors certifications and compliance certificates within a specified number of days after the end of a quarter and year. Additionally, the revolving credit facility contains restrictions limiting CTS' ability to: dispose of assets; incur certain additional debt; repay other debt or amend subordinated debt instruments; create liens on assets; make investments, loans or advances; make acquisitions or engage in mergers or consolidations; engage in certain transactions with CTS' subsidiaries and affiliates; and make stock repurchases and dividend payments. Interest rates on the revolving credit facility fluctuate based upon the London Interbank Offered Rate and the Company's quarterly total leverage ratio. CTS pays a commitment fee on the undrawn portion of the revolving credit facility. The commitment fee varies based on the quarterly leverage ratio.

CTS has debt issuance costs related to its long-term debt that are being amortized using the straight-line method over the life of the debt. Amortization expense was $200,000 in 2014, 2013 and 2012, and was recognized as interest expense.

CTS uses interest rate swaps to convert the line of credit's variable rate of interest into a fixed rate. In the second quarter of 2012, CTS entered into four separate interest rate swap agreements to fix interest rates on $50,000,000 of long-term debt for the periods January 2013 to January 2017. In the third quarter of 2012, CTS entered into four separate interest rate swap agreements to fix interest rates on $25,000,000 of long-term debt for the periods January 2013 to January 2017. The difference to be paid or received under the terms of the swap agreements will be recognized as an adjustment to interest expense for the related line of credit when settled.

These swaps are treated as cash flow hedges and consequently, the changes in fair value were recorded in Other comprehensive income. Interest rate swaps activity recorded in Other comprehensive earnings before tax includes the following:

	For the Year Ended December 31,
($ in thousands)	2014	2013	2012

Unrealized (loss) gain	$(510)	$289	$(1,607)
Realized gain reclassified to interest expense	$488	$319	$—

Interest rate swaps included on the balance sheets are comprised of the following:

	As of
($ in thousands)	December 31, 2014	December 31, 2013

Accrued liabilities	$640	$392
Other long-term obligations	$380	$604